UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST
 (Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Van Eck VIP Emerging Markets Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 93.7%
Brazil: 10.4%
71,000	Anhanguera Educacional Participacoes S.A.	$855,679
70,000	Arezzo Industria e Comercio S.A.	1,217,508
243,000	BR Malls Participacoes S.A.	3,166,874
210,000	BR Properties S.A.	2,696,541
44,000	Cielo S.A.	1,491,775
121,000	International Meal Co. Holdings S.A. *	1,126,183
240,000	Localiza Rent a Car S.A.	4,417,541
124,000	Marisa Lojas S.A.	1,688,022
250,000	Rossi Residencial S.A.	1,350,352

		18,010,475

Canada: 1.6%
55,500	First Quantum Minerals Ltd.	1,058,309
57,000	Pacific Rubiales Energy Corp.	1,665,226

		2,723,535

China / Hong Kong: 24.2%
1,800,000	Brilliance China Automotive Holdings Ltd. * #	1,942,530
1,800,000	China Hongqiao Group Ltd. * #	1,147,390
3,832,000	China Minsheng Banking Corp. Ltd. #	3,469,773
1,970,000	China Minzhong Food Corp. Ltd. (SGD) * #	1,571,371
120,000	China Mobile Ltd. #	1,321,389
3,460,000	China Qinfa Group Ltd. * #	789,916
1,115,000	Dah Chong Hong Holdings Ltd. #	1,177,980
5,891,200	EVA Precision Industrial Holdings Ltd. #	1,094,986
2,160,000	Evergrande Real Estate Group Ltd. #	1,154,538
74,000	Focus Media Holding (ADR)	1,858,880
8,300,000	Franshion Properties China Ltd. #	2,137,723
860,000	Galaxy Entertainment Group Ltd. * #	2,365,116
795,000	Greatview Aseptic Packaging Co. Ltd. * #	418,882
1,660,000	Haier Electronics Group Co. Ltd. * #	1,880,061
33,100	Home Inns & Hotels Management, Inc. (ADR) *	844,381
1,267,000	Kunlun Energy Co. Ltd. #	2,286,996
68,000	Noah Holdings Ltd. (ADR)	542,640
753,181	Noble Group Ltd. (SGD) #	827,500
7,640,000	PCD Stores Ltd. #	1,085,021
33,000	Qihoo 360 Technology Co. Ltd. (ADR) *	806,850
23,305,000	REXLot Holdings Ltd. #	2,071,747
800,000	Sitoy Group Holdings Ltd. *	352,325
1,345,000	Techtronic Industries Co #	1,821,228
101,500	Tencent Holdings Ltd. #	2,835,934
7,500,000	Tiangong International Co. Ltd. #	1,900,849
2,375,000	Trinity Ltd. #	1,954,216
1,880,000	Yingde Gases Group Co. #	2,132,851

		41,793,073

Georgia: 0.0%
450	Bank of Georgia (GDR)	8,095

India: 3.9%
1,713,606	Hirco Plc (GBP) * #	1,681,233
25,000	Jammu & Kashmir Bank Ltd. #	452,472
480,000	Mundra Port & Special Economic Zone Ltd. #	1,212,952
115,000	Phoenix Mills Ltd. #	467,311
192,769	Shriram Transport Finance Co. Ltd. #	2,260,842
85,000	Yes Bank Ltd. #	615,809

		6,690,619

Indonesia: 3.9%
10,050,000	Adaro Energy Tbk PT #	2,123,319
1,360,000	Bank Rakyat Indonesia Tbk PT #	1,036,472
2,700,000	Tower Bersama Infrastructure Tbk PT #	872,733
750,000	United Tractors Tbk #	2,711,719

		6,744,243

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Israel: 0.3%
182,500	Queenco Leisure International Ltd. (GDR) * § 144A	486,800

Mexico: 1.8%
580,000	Corp GEO S.A.B de C.V. *	905,329
1,182,200	Genomma Lab Internacional, S.A. de C.V. *	2,162,257

		3,067,586

Mongolia: 0.9%
1,680,000	Mongolian Mining Corp. (HKD) * #	1,598,878

Panama: 1.6%
35,500	Copa Holdings S.A. (Class A) (USD)	2,811,600

Philippines: 1.2%
19,400,000	Megaworld Corp. Warrants (PHP 1.00, expiring 12/14/14) *	442,809
465,000	Security Bank Corp. #	1,551,656

		1,994,465

Portugal: 0.8%
65,000	Jeronimo Martins, SGPS, S.A. * #	1,323,971

Russia: 6.8%
58,800	Eurasia Drilling Co. Ltd. (GDR) #	1,624,001
109,900	Globaltrans Investment Plc (GDR) #	1,881,108
260,000	LSR Group (GDR) # Reg S	1,527,046
36,000	Lukoil (ADR)	2,172,565
48,000	Nomos-Bank * #	1,370,855
29,000	Nomos-Bank (GDR) *	420,224
857,000	Sberbank RF #	2,788,583

		11,784,382

Singapore: 2.0%
1,680,000	CSE Global Ltd. #	1,105,534
1,297,727	Olam International Ltd. #	2,438,743

		3,544,277

South Africa: 4.2%
250,000	African Bank Investments Ltd. #	1,300,554
75,000	African Rainbow Minerals Ltd. #	1,778,651
118,000	Imperial Holdings Ltd. #	2,390,930
37,000	Sasol Ltd. #	1,795,190

		7,265,325

South Korea: 10.5%
76,000	DGB Financial Group, Inc. #	1,000,460
8,300	E-Mart Co. Ltd. #	1,828,886
12,060	Hyundai Department Store Co. Ltd. #	1,853,591
4,500	Hyundai Mobis Co. Ltd. #	1,142,180
28,000	Kia Motors Corp. #	1,837,362
1,700	LG Household & Health Care Ltd. #	894,152
5,350	Lotte Shopping Co. * #	1,676,369
7,100	Samsung Electronics Co. Ltd. #	8,009,183

		18,242,183

Taiwan: 6.2%
1,490,000	Advanced Semiconductor Engineering, Inc. #	1,512,153
187,000	Catcher Technology Co. Ltd. #	1,325,585
210,000	China Ecotek Corp. #	446,029
818,000	Hon Hai Precision Industry Co. Ltd. #	3,184,607
495,000	Lumax International Corp. Ltd. #	1,079,170
970,888	Taiwan Hon Chuan Enterprise Co. Ltd. #	2,206,117
673,200	Uni-President Enterprises Corp. #	934,254

		10,687,915

Thailand: 2.7%
434,000	Kasikornbank PCL #	2,166,890
2,000,000	Minor International PCL #	926,592
1,205,000	Tisco Financial Group PCL #	1,620,535

		4,714,017

Turkey: 4.0%
80,000	Bizim Toptan Satis Magazalari A.S. #	1,094,039
400,000	Dogus Otomotiv Servis ve Ticaret A.S. * #	1,159,224

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

125,000	Koza Altin Isletmeleri A.S. #	2,373,503
250,000	Tekfen Holding A.S. #	867,061
200,000	Turkiye Halk Bankasi A.S. #	1,430,982

		6,924,809

United Kingdom: 5.2%
905,000	Afren Plc * #	1,934,928
111,000	African Minerals Ltd. * #	983,697
90,000	Bank of Georgia Holdings Plc *	1,515,127
1,990,000	Bellzone Mining Plc * #	1,017,843
200,000	Ophir Energy Plc * #	1,622,061
800,000	Raven Russia Ltd. #	821,859
102,000	Zhaikmunai LP (GDR) *	1,143,005

		9,038,520

United States: 1.5%
12,500	Cummins, Inc.	1,500,500
25,000	First Cash Financial Services, Inc. *	1,072,250

		2,572,750

Total Common Stocks (Cost: $141,962,742)		162,027,518

PREFERRED STOCKS: 2.6%
Brazil: 2.1%
225,000	Banco ABC Brasil S.A. *	1,636,857
89,064	Vale S.A.	2,022,840

		3,659,697

Russia: 0.5%
450	AK Transneft OAO #	886,652

Total Preferred Stocks (Cost: $2,795,160)		4,546,349

MONEY MARKET FUND: 3.4% (Cost: $5,892,303)
5,892,303	AIM Treasury Portfolio - Institutional Class	5,892,303

Total Investments: 99.7% (Cost: $150,650,205)		172,466,170
Other assets less liabilities: 0.3%		545,523

NET ASSETS: 100.0%		$173,011,693

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $123,134,523 which represents 71.2% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $486,800 which represents 0.3% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $486,800, or 0.3% of net assets.

Restricted securities held by the Fund as of March 31, 2012 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Queenco Leisure International Ltd. (GDR) 144A	07/03/2007	182,500	$3,481,828	$486,800	0.3%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	9.8%	$17,001,039
Communications	4.5	7,695,786
Consumer, Cyclical	19.5	33,593,983
Consumer, Non-cyclical	10.0	17,302,695
Diversified	2.4	4,085,491
Energy	9.9	17,057,631
Financial	23.5	40,635,112
Industrial	10.8	18,575,260
Technology	6.2	10,626,870
Money Market Fund	3.4	5,892,303

	100.0%	$172,466,170

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Brazil	$18,010,475	$—	$—	$18,010,475
Canada	2,723,535	—	—	2,723,535
China / Hong Kong	4,405,076	37,387,997	—	41,793,073
Georgia	8,095	—	—	8,095
India	—	6,690,619	—	6,690,619
Indonesia	—	6,744,243	—	6,744,243
Israel	486,800	—	—	486,800
Mexico	3,067,586	—	—	3,067,586
Mongolia	—	1,598,878	—	1,598,878
Panama	2,811,600	—	—	2,811,600
Philippines	442,809	1,551,656	—	1,994,465
Portugal	—	1,323,971	—	1,323,971
Russia	2,592,789	9,191,593	—	11,784,382
Singapore	—	3,544,277	—	3,544,277
South Africa	—	7,265,325	—	7,265,325
South Korea	—	18,242,183	—	18,242,183
Taiwan	—	10,687,915	—	10,687,915
Thailand	—	4,714,017	—	4,714,017
Turkey	—	6,924,809	—	6,924,809
United Kingdom	2,658,132	6,380,388	—	9,038,520
United States	2,572,750	—	—	2,572,750
Preferred Stocks
Brazil	3,659,697	—	—	3,659,697
Russia	—	886,652	—	886,652
Money Market Fund	5,892,303	—	—	5,892,303

Total	$49,331,647	$123,134,523	$—	$172,466,170

See Notes to Schedules of Investments

VAN ECK VIP EMERGING MARKETS FUND

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments as well as a table that reconciles the valuation of the Fund’s Level 3 investments, if applicable, is located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2012 was $151,265,169 and net unrealized appreciation aggregated $21,201,001 of which $34,662,693 related to appreciated securities and $13,461,692 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Emerging Markets Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Emerging Markets Fund

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Emerging Markets Fund

Date: May 29, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Emerging Markets Fund

Date: May 29, 2012